Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Accrued liabilities for loyalty programs	¥ 92,289	¥ 116,137
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	80,143	93,924
Liability for employees' retirement benefits	56,603	61,191
Foreign currency translation adjustment	35,500	23,543
Investments in affiliates	29,217	19,342
Deferred revenues regarding "Nikagetsu Kurikoshi" (2-month carry-over)	20,794	28,453
Compensated absences	12,160	12,730
Accrued enterprise tax	11,609	12,513
Marketable securities and other investments	10,609	15,322
Asset retirement obligations	7,825	6,373
Accrued bonus	7,019	7,377
Inventories	6,706	4,409
Accrued commissions to agent resellers	4,870	4,355
Other	26,758	23,491
Sub-total deferred tax assets	402,102	429,160
Less: Valuation allowance	(10,680)	(2,338)
Total deferred tax assets	391,422	426,822
Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	5,043	3,927
Identifiable intangible assets	4,227	5,503
Property, plant and equipment due to differences in capitalized interest	2,031	2,358
Other	1,463	1,650
Total deferred tax liabilities	12,764	13,438
Net deferred tax assets	¥ 378,658	¥ 413,384